UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07458

Tweedy, Browne Fund Inc.
(Exact name of registrant as specified in charter)

One Station Place, 5th Floor
Stamford, CT 06902
(Address of principal executive offices) (Zip code)

Patricia A. Rogers
Tweedy, Browne Company LLC
One Station Place, 5th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-703-0600

Date of fiscal year end: March 31

Date of reporting period: June 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Tweedy, Browne Global Value Fund

Portfolio of Investments

June 30, 2016 (Unaudited)

Shares		Value (Note 1)

	COMMON STOCKS—80.6%

	Canada—1.1%
90,300	E-L Financial Corp., Ltd.	$48,150,266
558,700	Logan International, Inc.(a)	262,422
1,500,000	National Bank of Canada	51,039,501

		99,452,189

	Chile—1.1%
15,195,200	Antofagasta PLC	94,576,439

	Czech Republic—0.0%(b)
2,800	Philip Morris CR a.s.	1,419,081

	France—10.7%
760,360	Cie Generale des Etablissements Michelin	71,978,798
7,719,256	CNP Assurances	114,185,611
4,304,900	Safran SA	291,351,814
5,998,250	SCOR SE	178,755,353
712,949	Teleperformance SA	60,964,177
4,782,031	Total SA	230,460,605

		947,696,358

	Germany—7.2%
3,792,735	Axel Springer SE	198,563,137
1,936,000	Henkel AG & Company, KGaA	208,348,039
652,000	Krones AG	68,667,415
42,354	KSB AG	14,821,759
228,337	Linde AG	31,797,677
699,000	Muenchener Rueckversicherungs AG	116,677,313

		638,875,340

	Hong Kong—1.0%
26,265,000	Emperor Entertainment Hotel Ltd.	6,263,285
5,678,136	Great Eagle Holdings Ltd.	22,579,482
6,111,500	Hang Lung Group Ltd.	18,315,712
29,052,000	Hengdeli Holdings Ltd.(a)	3,332,875
15,525,711	Hongkong & Shanghai Hotels Ltd./The	15,729,940
434,500	Jardine Strategic Holdings Ltd.	13,113,210
8,737,000	Luen Thai Holdings Ltd.	1,261,344
59,000	Miramar Hotel & Investment	99,627
11,264,000	Oriental Watch Holdings	1,335,776
2,561,000	Tai Cheung Holdings Ltd.	2,109,422

		84,140,673

	Italy—0.6%
144,268	Buzzi Unicem SpA	2,513,106
4,795,392	SOL SpA(c)	48,399,827

		50,912,933

	Japan—1.4%
10,631,300	Ebara Corporation	58,135,874
1,368,700	Honda Motor Company Ltd.	34,320,896
73,800	Lintec Corporation	1,437,298
69,100	Mandom Corporation	3,162,340
1,443,500	NGK Spark Plug Company Ltd.	21,513,905
164,400	Nippon Kanzai Company Ltd.	2,602,452
400,000	Shinko Shoji Company Ltd.	3,789,843
188,400	T. Hasegawa Company Ltd.	3,325,786

		128,288,394

Shares		Value (Note 1)

	Mexico—0.5%
520,112	Coca-Cola Femsa SA de CV, Sponsored ADR(d)	$43,148,492

	Netherlands—7.5%
2,136,174	Akzo Nobel NV	133,776,375
3,160,000	Heineken Holding NV	256,835,790
7,534,860	Royal Dutch Shell PLC, Class A	206,509,056
500,000	Telegraaf Media Groep NV, CVA	2,009,154
1,378,910	Unilever NV, CVA	64,201,969

		663,332,344

	Norway—0.6%
24,550	Ekornes ASA	266,977
900,000	Schibsted ASA	26,748,487
900,000	Schibsted ASA, Class B	25,640,689

		52,656,153

	Singapore—3.2%
12,533,567	DBS Group Holdings Ltd.	146,763,516
9,871,400	United Overseas Bank Ltd.	135,100,073

		281,863,589

	South Korea—3.7%
150,900	Daegu Department Store Company Ltd.	1,748,939
210,000	Hyundai Mobis Company Ltd.	45,943,482
1,461,400	Hyundai Motor Company(a)	171,914,485
2,674,400	Kia Motors Corporation	100,303,060
132,553	Samchully Company Ltd.	12,198,305

		332,108,271

	Spain—0.9%
7,400,000	Mediaset España Comunicacion SA	82,744,715

	Sweden—0.0%(b)
63,360	Cloetta AB, B Shares	216,866

	Switzerland—13.7%
2,272,160	ABB Ltd.	44,594,230
388,000	CIE Financiere Richemont AG	22,602,135
218,165	Coltene Holding AG(c)	15,407,259
53,000	Daetwyler Holding AG, Bearer	7,072,470
2,781,120	Nestle SA, Registered	214,536,202
80	Neue Zuercher Zeitung(a)	483,474
3,275,000	Novartis AG, Registered	269,442,876
68,640	Phoenix Mecano AG(c)	33,449,846
1,084,000	Roche Holding AG	284,964,484
248,117	Siegfried Holding AG(c)	47,779,459
432,618	Tamedia AG	73,050,360
807,415	Zurich Insurance Group AG	198,414,238

		1,211,797,033

	Taiwan—0.0%(b)
365,000	Thinking Electronic Industrial Company Ltd.	561,208
	Undisclosed Security(e)	1,065,238

		1,626,446

	Thailand—0.7%
14,267,700	Bangkok Bank Public Company Ltd., NVDR	64,354,879

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund

Portfolio of Investments

June 30, 2016 (Unaudited)

Shares		Value (Note 1)

	United Kingdom—16.7%
12,880,300	BAE Systems PLC	$90,223,741
1,325,000	British American Tobacco PLC	85,781,555
5,424,025	Daily Mail & General Trust PLC, Class A	43,250,955
7,854,302	Diageo PLC	219,073,351
44,106,839	G4S PLC	107,840,826
11,927,052	GlaxoSmithKline PLC	255,821,123
2,400,000	Hays PLC	3,132,904
700,000	Headlam Group PLC	4,033,099
21,458,819	HSBC Holdings PLC	133,647,886
1,111,325	Imperial Brands PLC	60,219,179
370,900	Pearson PLC	4,794,539
3,346,355	Provident Financial PLC	102,887,689
486,757	Shire PLC	30,198,636
6,803	Shire PLC, ADR	1,252,296
25,976,349	Standard Chartered PLC	196,057,090
4,891,800	TT Electronics PLC	8,435,716
2,725,044	Unilever PLC	130,376,340

		1,477,026,925

	United States—10.0%
543,747	AGCO Corp	25,626,796
76,000	Alphabet Inc., Class A(a)	53,468,280
76,208	Alphabet Inc., Class C(a)	52,743,557
75,700	American National Insurance Company	8,565,455
412,200	Avnet, Inc.	16,698,222
1,315,780	Bank of New York Mellon Corporation/The	51,118,053
1,055,212	Baxter International, Inc.	47,716,687
436	Berkshire Hathaway Inc., Class A(a)	94,601,100
301	Berkshire Hathaway Inc., Class B(a)	43,582
5,214,000	Cisco Systems, Inc.	149,589,660
587,000	ConocoPhillips	25,593,200
1,258,435	Devon Energy Corporation	45,618,269
1,852,170	Halliburton Company	83,884,779
115,635	International Business Machines Corp	17,551,080
865,835	Johnson & Johnson	105,025,786
33,225	NOW Inc.(a)	602,702
882,900	Philip Morris International, Inc.	89,808,588
293,500	Phillips 66	23,286,290

		891,542,086

	TOTAL COMMON STOCKS (Cost $5,452,897,247)	7,147,779,206

	PREFERRED STOCKS—0.5%

	Chile—0.4%
10,000,000	Embotelladora Andina SA	31,718,940

	Croatia—0.1%
166,388	Adris Grupa d.d.	9,258,485

	Germany—0.0%(b)
279,000	Villeroy & Boch AG	4,182,846

	TOTAL PREFERRED STOCKS (Cost $36,208,137)	45,160,271

Shares		Value (Note 1)

	REGISTERED INVESTMENT COMPANY—10.1%
897,210,915	Dreyfus Treasury Prime Cash Management – Institutional Shares (Cost $897,210,915)	$897,210,915

Face Value

	U.S. TREASURY BILLS—8.2%
$300,000,000	0.381%(f) due 07/21/16	299,937,583
300,000,000	0.438%(f) due 08/18/16	299,828,200
125,000,000	0.387%(f) due 10/27/16(d)	124,909,750

	TOTAL U.S. TREASURY BILLS (Cost $724,609,884)	724,675,533

TOTAL INVESTMENTS (Cost $7,110,926,183)	99.4%	8,814,825,925
UNREALIZED APPRECIATION ON FORWARD CONTRACTS (Net)	0.5	46,586,787
OTHER ASSETS AND LIABILITIES (Net)	0.1	6,542,115

NET ASSETS	100.0%	$8,867,954,827

(a)	Non-income producing security.
(b)	Amount represents less than 0.1% of net assets.
(c)	“Affiliated company” as defined by the Investment Company Act of 1940. See Note 1.
(d)	This security has been segregated to cover certain open forward contracts. At June 30, 2016, liquid assets totaling $168,058,242 have been segregated to cover such open forward contracts.
(e)	Represents an issuer, a generally smaller capitalization issuer, where disclosure may be disadvantageous to the Fund’s accumulation or disposition program.
(f)	Rate represents annualized yield at date of purchase.

Abbreviations:
ADR	—	American Depositary Receipt
CVA	—	Certificaaten van aandelen (Share Certificates)
NVDR	—	Non Voting Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund

Sector Diversification

June 30, 2016 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Pharmaceuticals, Biotechnology & Life Sciences	11.2%
Insurance	8.5
Banks	8.2
Capital Goods	6.9
Energy	6.9
Beverage	5.9
Media	5.2
Automobiles & Components	4.9
Food	4.6
Materials	3.6
Tobacco	2.7
Household & Personal Products	2.4
Technology Hardware & Equipment	2.2
Commercial Services & Supplies	2.0
Diversified Financials	1.8
Internet Software & Services	1.2
Health Care Equipment & Services	0.7
Real Estate	0.5
Consumer Durables & Apparel	0.3
Consumer Services	0.3
Software & Services	0.2
Electronic Equipment & Instruments	0.2
Utilities	0.1
Retailing	0.1

Total Common Stocks	80.6
Preferred Stocks	0.5
Registered Investment Company	10.1
U.S. Treasury Bills	8.2
Unrealized Appreciation on Forward Contracts (Net)	0.5
Other Assets and Liabilities (Net)	0.1

Net Assets	100.0%

Portfolio Composition

June 30, 2016 (Unaudited)

Schedule of Forward Exchange Contracts

June 30, 2016 (Unaudited)

Contracts		Counter- party	Contract Value Date	Contract Value on Origination Date	Value 06/30/16 (Note 1)	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO BUY(a)
90,000,000	European Union Euro	JPM	8/15/16	$100,873,800	$100,149,039	$(724,761)

FORWARD EXCHANGE CONTRACTS TO SELL(a)
40,000,000	Canadian Dollar	NTC	8/15/16	$(30,559,545)	$(30,803,696)	$(244,151)
8,000,000	Canadian Dollar	NTC	8/24/16	(6,102,305)	(6,160,780)	(58,475)
18,000,000	Canadian Dollar	NTC	9/16/16	(13,627,227)	(13,861,942)	(234,715)
26,500,000	Canadian Dollar	NTC	12/8/16	(19,845,728)	(20,408,124)	(562,396)
26,500,000	Canadian Dollar	SSB	12/13/16	(19,625,472)	(20,408,133)	(782,661)
12,000,000,000	Chilean Peso	SSB	12/1/16	(16,271,186)	(17,880,908)	(1,609,722)
7,000,000,000	Chilean Peso	SSB	4/17/17	(9,903,792)	(10,301,595)	(397,803)
135,000,000	European Union Euro	JPM	8/15/16	(148,979,250)	(150,223,558)	(1,244,308)
70,000,000	European Union Euro	SSB	10/12/16	(79,495,150)	(78,066,511)	1,428,639
65,000,000	European Union Euro	SSB	10/21/16	(74,719,775)	(72,515,727)	2,204,048
150,000,000	European Union Euro	SSB	11/3/16	(167,593,500)	(167,428,710)	164,790
90,000,000	European Union Euro	SSB	11/8/16	(100,222,200)	(100,476,792)	(254,592)
100,000,000	European Union Euro	NTC	11/10/16	(109,625,000)	(111,649,578)	(2,024,578)
75,000,000	European Union Euro	NTC	11/14/16	(81,406,875)	(83,750,234)	(2,343,359)
75,000,000	European Union Euro	SSB	11/18/16	(81,411,375)	(83,763,288)	(2,351,913)
135,000,000	European Union Euro	NTC	12/13/16	(148,157,100)	(150,920,946)	(2,763,846)
70,000,000	European Union Euro	NTC	1/9/17	(77,372,750)	(78,338,787)	(966,037)
75,000,000	European Union Euro	JPM	2/17/17	(85,479,000)	(84,066,992)	1,412,008
100,000,000	European Union Euro	JPM	3/6/17	(111,821,000)	(112,166,551)	(345,551)
100,000,000	European Union Euro	NTC	3/8/17	(110,165,000)	(112,175,644)	(2,010,644)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund

Schedule of Forward Exchange Contracts

June 30, 2016 (Unaudited)

Contracts		Counter- party	Contract Value Date	Contract Value on Origination Date	Value 06/30/16 (Note 1)	Unrealized Appreciation (Depreciation)
100,000,000	European Union Euro	SSB	3/21/17	$(112,640,000)	$(112,234,782)	$405,218
55,000,000	European Union Euro	SSB	4/17/17	(63,547,825)	(61,796,794)	1,751,031
115,000,000	European Union Euro	BNY	4/24/17	(131,189,125)	(129,248,208)	1,940,917
90,000,000	European Union Euro	NTC	4/27/17	(103,212,000)	(101,163,096)	2,048,904
75,000,000	European Union Euro	BNY	5/2/17	(85,972,500)	(84,319,703)	1,652,797
45,000,000	Great Britain Pound Sterling	JPM	9/16/16	(69,385,500)	(60,192,026)	9,193,474
60,000,000	Great Britain Pound Sterling	NTC	11/3/16	(91,863,900)	(80,298,921)	11,564,979
30,000,000	Great Britain Pound Sterling	JPM	11/10/16	(46,095,000)	(40,152,691)	5,942,309
40,000,000	Great Britain Pound Sterling	BNY	11/16/16	(57,894,200)	(53,540,613)	4,353,587
50,000,000	Great Britain Pound Sterling	SSB	11/16/16	(72,320,150)	(66,925,766)	5,394,384
40,000,000	Great Britain Pound Sterling	BNY	12/23/16	(59,600,400)	(53,563,392)	6,037,008
50,000,000	Great Britain Pound Sterling	JPM	2/16/17	(72,441,000)	(66,998,143)	5,442,857
50,000,000	Great Britain Pound Sterling	NTC	2/16/17	(72,392,000)	(66,998,143)	5,393,857
35,000,000	Great Britain Pound Sterling	NTC	3/6/17	(48,944,000)	(46,908,827)	2,035,173
45,000,000	Great Britain Pound Sterling	JPM	3/8/17	(62,824,050)	(60,312,796)	2,511,254
45,000,000	Great Britain Pound Sterling	SSB	3/27/17	(65,414,250)	(60,326,545)	5,087,705
20,000,000	Great Britain Pound Sterling	SSB	4/17/17	(28,307,700)	(26,818,556)	1,489,144
50,000,000	Great Britain Pound Sterling	NTC	4/24/17	(70,918,000)	(67,052,022)	3,865,978
85,000,000	Great Britain Pound Sterling	BNY	4/27/17	(122,455,250)	(113,992,542)	8,462,708
60,000,000	Great Britain Pound Sterling	BNY	5/22/17	(86,994,000)	(80,489,477)	6,504,523
60,000,000	Great Britain Pound Sterling	NTC	7/5/17	(79,398,000)	(80,533,314)	(1,135,314)
2,000,000,000	Japanese Yen	SSB	6/7/17	(16,641,704)	(19,766,289)	(3,124,585)
1,200,000,000	Japanese Yen	JPM	8/21/17	(10,733,904)	(11,902,685)	(1,168,781)
3,500,000,000	Japanese Yen	JPM	9/6/17	(31,780,219)	(34,744,309)	(2,964,090)
3,000,000,000	Japanese Yen	BNY	9/19/17	(27,090,482)	(29,800,466)	(2,709,984)
420,000,000	Mexican Peso	NTC	11/18/16	(24,280,965)	(22,448,886)	1,832,079
250,000,000	Mexican Peso	BNY	3/8/17	(13,395,847)	(13,214,267)	181,580
100,000,000	Norwegian Krone	BNY	11/18/16	(11,582,117)	(11,949,908)	(367,791)
310,000,000	Norwegian Krone	JPM	1/9/17	(35,263,338)	(37,050,635)	(1,787,297)
45,000,000	Singapore Dollar	BNY	7/7/16	(33,095,536)	(33,433,081)	(337,545)
33,000,000	Singapore Dollar	SSB	8/15/16	(23,661,681)	(24,510,967)	(849,286)
40,000,000	Singapore Dollar	SSB	9/16/16	(27,885,252)	(29,698,824)	(1,813,572)
40,000,000	Singapore Dollar	SSB	12/23/16	(27,881,365)	(29,669,093)	(1,787,728)
80,000,000	Singapore Dollar	JPM	4/27/17	(59,180,352)	(59,252,731)	(72,379)
27,000,000	Singapore Dollar	JPM	5/22/17	(19,555,298)	(19,991,948)	(436,650)
40,000,000	Singapore Dollar	SSB	5/31/17	(28,781,120)	(29,614,582)	(833,462)
60,000,000	Singapore Dollar	JPM	6/8/17	(43,296,291)	(44,417,716)	(1,121,425)
40,000,000,000	South Korean Won	SSB	8/16/16	(34,125,325)	(34,709,199)	(583,874)
40,000,000,000	South Korean Won	SSB	8/24/16	(33,571,129)	(34,705,701)	(1,134,572)
34,000,000,000	South Korean Won	JPM	10/21/16	(30,120,482)	(29,490,960)	629,522
40,000,000,000	South Korean Won	JPM	5/2/17	(34,650,035)	(34,690,603)	(40,568)
35,000,000,000	South Korean Won	JPM	5/31/17	(29,355,028)	(30,354,278)	(999,250)
35,000,000,000	South Korean Won	SSB	6/8/17	(29,209,264)	(30,354,278)	(1,145,014)
35,000,000	Swiss Franc	BNY	8/15/16	(36,228,134)	(36,025,866)	202,268
75,000,000	Swiss Franc	BNY	11/3/16	(77,542,623)	(77,541,908)	715
100,000,000	Swiss Franc	JPM	11/8/16	(103,298,315)	(103,418,789)	(120,474)
100,000,000	Swiss Franc	BNY	11/10/16	(102,422,287)	(103,430,625)	(1,008,338)
70,000,000	Swiss Franc	SSB	11/14/16	(71,050,842)	(72,418,014)	(1,367,172)
70,000,000	Swiss Franc	JPM	11/18/16	(71,028,493)	(72,434,598)	(1,406,105)
40,000,000	Swiss Franc	JPM	12/8/16	(40,867,202)	(41,438,646)	(571,444)
50,000,000	Swiss Franc	BNY	12/13/16	(50,958,011)	(51,813,156)	(855,145)
44,000,000	Swiss Franc	BNY	3/6/17	(45,421,699)	(45,821,227)	(399,528)
100,000,000	Swiss Franc	NTC	3/8/17	(102,495,772)	(104,151,688)	(1,655,916)
45,000,000	Swiss Franc	NTC	3/21/17	(46,454,011)	(46,904,961)	(450,950)
45,000,000	Swiss Franc	SSB	4/27/17	(47,329,063)	(47,009,734)	319,329
40,000,000	Swiss Franc	NTC	6/8/17	(41,298,849)	(41,892,652)	(593,803)
200,000,000	Thailand Baht	BNY	8/24/16	(5,428,882)	(5,685,841)	(256,959)
650,000,000	Thailand Baht	JPM	5/16/17	(18,197,088)	(18,433,469)	(236,381)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund

Schedule of Forward Exchange Contracts

June 30, 2016 (Unaudited)

Contracts		Counter- party	Contract Value Date	Contract Value on Origination Date	Value 06/30/16 (Note 1)	Unrealized Appreciation (Depreciation)
850,000,000	Thailand Baht	BNY	6/5/17	$(23,617,672)	$(24,101,340)	$(483,668)
500,000,000	Thailand Baht	JPM	6/13/17	(14,048,890)	(14,176,326)	(127,436)

TOTAL				$(4,619,016,647)	$(4,571,705,099)	$47,311,548

Unrealized Appreciation on Forward Contracts (Net)						$46,586,787

(a) Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:

BNY	—	The Bank of New York Mellon
JPM	—	JPMorgan Chase Bank NA
NTC	—	Northern Trust Company
SSB	—	State Street Bank and Trust Company

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund II – Currency Unhedged

Portfolio of Investments

June 30, 2016 (Unaudited)

Shares		Value (Note 1)

	COMMON STOCKS—88.6%

	Canada—0.6%
3,500	E-L Financial Corp., Ltd.	$1,866,289
192,000	Logan International, Inc.(a)	90,182

		1,956,471

	France—14.0%
194,310	CNP Assurances	2,874,293
167,400	Safran SA	11,329,484
414,885	SCOR SE	12,364,092
77,700	Teleperformance SA	6,644,117
218,433	Total SA	10,526,950

		43,738,936

	Germany—8.6%
177,000	Axel Springer SE	9,266,578
57,210	Henkel AG & Company, KGaA	6,156,814
26,726	Krones AG	2,814,732
29,038	Muenchener Rueckversicherungs AG	4,847,033
36,984	Siemens AG	3,772,234

		26,857,391

	Hong Kong—1.4%
4,870,000	Emperor Entertainment Hotel Ltd.	1,161,325
316,349	Great Eagle Holdings Ltd.	1,257,983
20,587	Jardine Strategic Holdings Ltd.	621,316
625,000	Luen Thai Holdings Ltd.	90,230
109,796	Miramar Hotel & Investment	185,400
4,448,000	Oriental Watch Holdings	527,480
655,000	Tai Cheung Holdings Ltd.	539,505

		4,383,239

	Italy—0.8%
113,408	Buzzi Unicem SpA	1,975,534
66,455	SOL SpA	670,729

		2,646,263

	Japan—1.9%
551,000	Ebara Corporation	3,013,071
61,700	Lintec Corporation	1,201,643
83,600	NGK Spark Plug Company Ltd.	1,245,973
20,200	Nihon Kagaku Sangyo Company Ltd.	147,675
35,300	Shinko Shoji Company Ltd.	334,454

		5,942,816

	Netherlands—6.7%
54,850	Akzo Nobel NV	3,434,942
29,000	Heineken Holding NV	2,357,037
29,400	Heineken NV	2,703,430
181,407	Royal Dutch Shell PLC, Class A	4,971,849
161,712	Unilever NV, CVA	7,529,301

		20,996,559

	Singapore—4.7%
644,753	DBS Group Holdings Ltd.	7,549,823
950,893	Metro Holdings Ltd.	713,576
478,100	United Overseas Bank Ltd.	6,543,281

		14,806,680

Shares		Value (Note 1)

	South Korea—5.3%
22,040	Daegu Department Store Company Ltd.	$255,445
10,245	Hyundai Mobis Company Ltd.	2,241,386
56,125	Hyundai Motor Company(a)	6,602,368
164,700	Kia Motors Corporation	6,177,054
13,800	Samchully Company Ltd.	1,269,957

		16,546,210

	Spain—0.7%
200,000	Mediaset España Comunicacion SA	2,236,344

	Switzerland—16.8%
157,355	ABB Ltd.	3,088,306
17,047	Coltene Holding AG	1,203,894
142,100	Nestle SA, Registered	10,961,625
161,339	Novartis AG, Registered	13,273,785
5,015	Phoenix Mecano AG	2,443,925
56,300	Roche Holding AG	14,800,277
665	Tamedia AG	112,290
26,799	Zurich Insurance Group AG	6,585,589

		52,469,691

	Thailand—1.8%
1,220,100	Bangkok Bank Public Company Ltd., NVDR	5,503,297

	United Kingdom—13.4%
547,600	BAE Systems PLC	3,835,821
238,503	Daily Mail & General Trust PLC, Class A	1,901,813
344,873	Diageo PLC	9,619,249
2,536,382	G4S PLC	6,201,431
5,056	GlaxoSmithKline PLC	108,445
797,427	HSBC Holdings PLC	4,966,463
116,639	Imperial Brands PLC	6,320,298
167,000	Pearson PLC	2,158,771
5,082	Shire PLC	315,290
831,653	Standard Chartered PLC	6,276,920
144,469	TT Electronics PLC	249,131

		41,953,632

	United States—11.9%
53,840	AGCO Corp	2,537,479
89,387	Avnet, Inc.	3,621,067
212,500	Cisco Systems, Inc.	6,096,625
29,399	ConocoPhillips	1,281,796
70,900	Halliburton Company	3,211,061
106,257	Johnson & Johnson	12,888,974
36,100	MasterCard, Inc., Class A	3,178,966
31,061	Philip Morris International, Inc.	3,159,525
14,700	Phillips 66	1,166,298

		37,141,791

	TOTAL COMMON STOCKS (Cost $248,064,475)	277,179,320

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund II – Currency Unhedged

Portfolio of Investments

June 30, 2016 (Unaudited)

Shares		Value (Note 1)

	PREFERRED STOCKS—1.0%

	Chile—0.9%
940,000	Embotelladora Andina SA	$2,981,580

	Germany—0.1%
648	KSB AG	223,168

	TOTAL PREFERRED STOCKS (Cost $3,051,153)	3,204,748

Shares		Value (Note 1)

	REGISTERED INVESTMENT COMPANY—10.2%
32,003,784	Dreyfus Government Prime Cash Management – Institutional Shares (Cost $32,003,784)	$32,003,784

TOTAL INVESTMENTS (Cost $283,119,412)	99.8%	312,387,852
OTHER ASSETS AND LIABILITIES (Net)	0.2	526,068

NET ASSETS	100.0%	$312,913,920

(a)	Non-income producing security.

Abbreviations:
CVA	—	Certificaaten van aandelen (Share Certificates)
NVDR	—	Non Voting Depository Receipt

Sector Diversification

June 30, 2016 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Pharmaceuticals, Biotechnology & Life Sciences	13.2%
Capital Goods	9.9
Banks	9.9
Insurance	9.1
Energy	6.8
Food	5.9
Automobiles & Components	5.2
Media	5.0
Beverage	4.7
Commercial Services & Supplies	4.1
Tobacco	3.0
Technology Hardware & Equipment	2.9
Materials	2.4
Household & Personal Products	2.0
Electronic Equipment & Instruments	1.2
Software & Services	1.0
Real Estate	0.6
Retailing	0.5
Consumer Services	0.4
Utilities	0.4
Health Care Equipment & Services	0.4
Consumer Durables & Apparel	0.0 (a)

Total Common Stocks	88.6
Preferred Stocks	1.0
Registered Investment Company	10.2
Other Assets and Liabilities (Net)	0.2

Net Assets	100.0%

(a) Amount represents less than 0.1% of net assets

Portfolio Composition

June 30, 2016 (Unaudited)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Portfolio of Investments

June 30, 2016 (Unaudited)

Shares		Value (Note 1)

	COMMON STOCKS—87.6%

	Chile—1.0%
846,500	Antofagasta PLC	$5,268,700

	France—4.9%
360,300	CNP Assurances	5,329,668
411,111	Total SA	19,812,688

		25,142,356

	Germany—5.4%
164,718	Axel Springer SE	8,623,572
132,780	Henkel AG & Company, KGaA	14,289,490
29,300	Muenchener Rueckversicherungs AG	4,890,766

		27,803,828

	Japan—0.4%
87,000	Honda Motor Company Ltd.	2,181,572

	Netherlands—9.8%
297,000	Heineken Holding NV	24,139,313
650,619	Royal Dutch Shell PLC, Class A	17,831,614
183,946	Unilever NV, ADR	8,634,425

		50,605,352

	Singapore—1.4%
539,000	United Overseas Bank Ltd.	7,376,759

	South Korea—2.7%
86,700	Hyundai Motor Company(a)	10,199,114
102,120	Kia Motors Corporation	3,829,999

		14,029,113

	Switzerland—13.4%
238,000	Nestle SA, Registered, Sponsored ADR	18,399,780
254,363	Novartis AG, Registered	20,927,114
79,800	Roche Holding AG	20,978,013
38,415	Zurich Insurance Group AG	9,440,106

		69,745,013

	United Kingdom—8.1%
143,583	Diageo PLC, Sponsored ADR	16,207,649
1,178,581	HSBC Holdings PLC	7,340,332
78,645	Shire PLC	4,879,173
1,099	Shire PLC, ADR	202,304
500,000	Standard Chartered PLC	3,773,761
205,000	Unilever PLC, Sponsored ADR	9,821,550

		42,224,769

	United States—40.5%
94,535	3M Company	16,554,969
6,150	Alphabet Inc., Class A(a)	4,326,710
6,166	Alphabet Inc., Class C(a)	4,267,489

Shares		Value (Note 1)

	United States (continued)
393,000	Bank of New York Mellon Corporation/The	$15,268,050
170,490	Baxter International, Inc.	7,709,558
80	Berkshire Hathaway Inc., Class A(a)	17,358,000
30,626	Berkshire Hathaway Inc., Class B(a)	4,434,339
527,475	Cisco Systems, Inc.	15,133,258
230,068	Comcast Corporation, Class A	14,998,133
161,695	ConocoPhillips	7,049,902
286,520	Devon Energy Corporation	10,386,350
129,850	Emerson Electric Company	6,772,976
307,865	Halliburton Company	13,943,206
137,800	Johnson & Johnson	16,715,140
101,925	MasterCard, Inc., Class A	8,975,516
488,706	MRC Global, Inc.(a)	6,944,512
36,818	National Western Life Insurance Company, Class A	7,189,451
51,335	Philip Morris International, Inc.	5,221,796
55,857	UniFirst Corporation	6,463,772
437,085	Wells Fargo & Company	20,687,233

		210,400,360

	TOTAL COMMON STOCKS (Cost $271,210,284)	454,777,822

	REGISTERED INVESTMENT COMPANY—9.6%
49,854,144	Dreyfus Government Prime Cash Management – Institutional Shares (Cost $49,854,144)	49,854,144

Face Value

	U.S. TREASURY BILL—2.7%
$14,000,000	0.423%(b) due 12/08/16(c) (Cost $13,974,178)	13,982,178

TOTAL INVESTMENTS (Cost $335,038,606)	99.9%	518,614,144
UNREALIZED APPRECIATION ON FORWARD CONTRACTS (Net)	0.1	374,571
OTHER ASSETS AND LIABILITIES (Net)	(0.0)	(1,677)

NET ASSETS	100.0%	$518,987,038

(a)	Non-income producing security.
(b)	Rate represents annualized yield at date of purchase.
(c)	This security has been segregated to cover certain open forward contracts. At June 30, 2016, liquid assets totaling $13,982,178 have been segregated to cover such open forward contracts.

Abbreviations:
ADR	—	American Depositary Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Sector Diversification

June 30, 2016 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Energy	13.3%
Pharmaceuticals, Biotechnology & Life Sciences	12.3
Insurance	9.4
Beverage	7.8
Banks	7.5
Food	7.1
Capital Goods	5.8
Media	4.6
Software & Services	3.4
Automobiles & Components	3.1
Diversified Financials	2.9
Technology Hardware & Equipment	2.9
Household & Personal Products	2.8
Health Care Equipment & Services	1.5
Commercial Services & Supplies	1.2
Materials	1.0
Tobacco	1.0

Total Common Stocks	87.6
Registered Investment Company	9.6
U.S. Treasury Bill	2.7
Unrealized Appreciation on Forward Contracts (Net)	0.1
Other Assets and Liabilities (Net)	(0.0	)(a)

Net Assets	100.0%

(a) Amount represents less than 0.1% of net assets

Portfolio Composition

June 30, 2016 (Unaudited)

Schedule of Forward Exchange Contracts

June 30, 2016 (Unaudited)

Contracts		Counter- party	Contract Value Date	Contract Value on Origination Date	Value 06/30/16 (Note 1)	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO SELL(a)
7,000,000	European Union Euro	SSB	11/18/16	$(7,598,395)	$(7,817,907)	$(219,512)
7,000,000	European Union Euro	NTC	12/13/16	(7,682,220)	(7,825,530)	(143,310)
3,000,000	European Union Euro	BNY	12/23/16	(3,284,100)	(3,355,107)	(71,007)
5,000,000	European Union Euro	JPM	3/6/17	(5,591,050)	(5,608,328)	(17,278)
23,000,000	European Union Euro	NTC	3/8/17	(25,337,950)	(25,800,398)	(462,448)
14,000,000	European Union Euro	BNY	4/24/17	(15,970,850)	(15,734,564)	236,286
2,500,000	European Union Euro	JPM	7/5/17	(2,794,800)	(2,818,034)	(23,234)
1,000,000	Great Britain Pound Sterling	NTC	9/28/16	(1,523,240)	(1,337,793)	185,447
3,000,000	Great Britain Pound Sterling	SSB	12/13/16	(4,528,806)	(4,016,793)	512,013
2,700,000	Great Britain Pound Sterling	BNY	12/23/16	(4,023,027)	(3,615,529)	407,498
4,500,000	Great Britain Pound Sterling	JPM	2/16/17	(6,519,690)	(6,029,833)	489,857
6,000,000	Great Britain Pound Sterling	NTC	5/22/17	(8,694,300)	(8,048,948)	645,352
1,500,000	Great Britain Pound Sterling	NTC	7/5/17	(1,984,950)	(2,013,333)	(28,383)
130,000,000	Japanese Yen	JPM	8/21/17	(1,162,840)	(1,289,458)	(126,618)
1,250,000	Singapore Dollar	JPM	11/3/16	(887,450)	(927,570)	(40,120)
9,000,000	Singapore Dollar	SSB	12/23/16	(6,273,307)	(6,675,546)	(402,239)
7,500,000,000	South Korean Won	SSB	12/13/16	(6,353,778)	(6,504,709)	(150,931)
3,000,000,000	South Korean Won	JPM	5/2/17	(2,598,753)	(2,601,795)	(3,042)
5,500,000	Swiss Franc	NTC	9/28/16	(5,714,286)	(5,675,369)	38,917
10,000,000	Swiss Franc	BNY	11/3/16	(10,339,016)	(10,338,921)	95
8,000,000	Swiss Franc	JPM	11/18/16	(8,117,542)	(8,278,240)	(160,698)
13,000,000	Swiss Franc	BNY	12/13/16	(13,249,083)	(13,471,421)	(222,338)
3,500,000	Swiss Franc	NTC	3/8/17	(3,587,352)	(3,645,309)	(57,957)
2,500,000	Swiss Franc	JPM	7/5/17	(2,610,857)	(2,622,636)	(11,779)

TOTAL				$(156,427,642)	$(156,053,071)	$374,571

(a) Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:

BNY	—	The Bank of New York Mellon	NTC	—	Northern Trust Company
JPM	—	JPMorgan Chase Bank NA	SSB	—	State Street Bank and Trust Company

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Portfolio of Investments

June 30, 2016 (Unaudited)

Shares		Value (Note 1)

	COMMON STOCKS—89.1%

	France—13.2%
73,530	Cie Generale des Etablissements Michelin	$6,960,652
458,685	CNP Assurances	6,785,010
75,070	Safran SA	5,080,671
326,000	SCOR SE	9,715,208
295,000	Total SA	14,216,946

		42,758,487

	Germany—10.0%
245,600	Axel Springer SE	12,858,032
28,700	Muenchener Rueckversicherungs AG	4,790,614
145,500	Siemens AG	14,840,473

		32,489,119

	Netherlands—5.0%
593,252	Royal Dutch Shell PLC, Class A	16,259,348

	Singapore—7.8%
946,496	DBS Group Holdings Ltd.	11,083,124
1,037,000	United Overseas Bank Ltd.	14,192,392

		25,275,516

	Switzerland—19.7%
378,000	ABB Ltd.	7,418,764
217,900	Nestle SA, Registered	16,808,853
163,740	Novartis AG, Registered	13,471,321
52,150	Roche Holding AG	13,709,315
51,000	Zurich Insurance Group AG	12,532,745

		63,940,998

	Thailand—0.6%
386,200	Bangkok Bank Public Company Ltd., NVDR	1,741,966

Shares		Value (Note 1)

	United Kingdom—15.5%
310,855	BAE Systems PLC	$2,177,473
525,899	Diageo PLC	14,668,453
4,475,668	G4S PLC	10,942,968
578,817	GlaxoSmithKline PLC	12,414,938
1,590,651	HSBC Holdings PLC	9,906,749

		50,110,581

	United States—17.3%
468,350	Cisco Systems, Inc.	13,436,962
79,640	ConocoPhillips	3,472,304
59,800	Johnson & Johnson	7,253,740
33,160	Philip Morris International, Inc.	3,373,035
306,000	Verizon Communications, Inc.	17,087,040
241,400	Wells Fargo & Company	11,425,462

		56,048,543

	TOTAL COMMON STOCKS (Cost $250,423,226)	288,624,558

	REGISTERED INVESTMENT COMPANY—10.5%
34,187,103	Dreyfus Government Prime Cash Management – Institutional Shares (Cost $34,187,103)	34,187,103

TOTAL INVESTMENTS (Cost $284,610,329)	99.6%	322,811,661
OTHER ASSETS AND LIABILITIES (Net)	0.4	1,185,469

NET ASSETS	100.0%	$323,997,130

Abbreviations:
NVDR	—	Non Voting Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Sector Diversification

June 30, 2016 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Banks	14.9%
Pharmaceuticals, Biotechnology & Life Sciences	14.5
Energy	10.6
Insurance	10.4
Capital Goods	9.1
Telecommunication Services	5.3
Food	5.2
Beverage	4.5
Technology Hardware & Equipment	4.1
Media	4.0
Commercial Services & Supplies	3.4
Automobiles & Components	2.1
Tobacco	1.0

Total Common Stocks	89.1
Registered Investment Company	10.5
Other Assets and Liabilities (Net)	0.4

Net Assets	100.0%

Portfolio Composition

June 30, 2016 (Unaudited)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)

1. Valuation and Investment Practices

Portfolio Valuation. Tweedy, Browne Fund Inc. (the “Company”) consists of four series: Tweedy, Browne Global Value Fund; Tweedy, Browne Global Value Fund II – Currency Unhedged; Tweedy, Browne Value Fund and Tweedy, Browne Worldwide High Dividend Yield Value Fund (collectively the “Funds”). Portfolio securities and other assets listed on a U.S. national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last quoted sale price at or prior to the close of regular trading on the New York Stock Exchange or, if applicable, the NASDAQ Official Closing Price (“NOCP”). Portfolio securities and other assets that are readily marketable but for which there are no reported sales on the valuation date, whether because they are not traded in a system providing for same day publication of sales or because there were no sales reported on such date, are generally valued at the mean between the last asked price and the last bid price prior to the close of regular trading. Forward exchange contracts are valued at the forward rate. Securities and other assets for which current market quotations are not readily available, and those securities which are generally not readily marketable due to significant legal or contractual restrictions, are valued at fair value as determined in good faith by Tweedy, Browne Company LLC (the “Investment Adviser”) under the direction of the Company’s Board of Directors. Securities and other assets for which the most recent market quotations may not be reliable (including because the last sale price does not reflect current market value at the time of valuing the Fund’s assets due to developments since such last price) may be valued at fair value if the Investment Adviser concludes that fair valuation will likely result in a more accurate net asset valuation. The Funds’ use of fair value pricing may cause the net asset value of a Fund’s shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Debt securities purchased with a remaining maturity of more than 60 days are valued through pricing obtained by pricing services approved by the Company’s Board of Directors. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, or by reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser.

Fair Value Measurements. The inputs and valuation techniques used to determine fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized utilizing values at the end of the period. The following is a summary of the inputs used to value each Fund’s assets carried at fair value as of June 30, 2016. See each Fund’s respective Portfolio of Investments for details on portfolio holdings.

	Global Value Fund
	Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks
Canada	$99,452,189	$51,039,501	$48,412,688	$—
Switzerland	1,211,797,033	1,211,313,559	483,474	—
All Other Countries	5,836,529,984	5,836,529,984	—	—
Preferred Stocks	45,160,271	45,160,271	—	—
Registered Investment Company	897,210,915	897,210,915	—	—
U.S. Treasury Bills	724,675,533	—	724,675,533	—

Total Investments in Securities	8,814,825,925	8,041,254,230	773,571,695	—
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	99,452,785	—	99,452,785	—
Liability
Unrealized depreciation of forward exchange contracts	(52,865,998)	—	(52,865,998)	—

Total	$8,861,412,712	$8,041,254,230	$820,158,482	$—

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)

	Global Value Fund II – Currency Unhedged
	Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks
Canada	$1,956,471	$—	$1,956,471	$—
All Other Countries	275,222,849	275,222,849	—	—
Preferred Stocks	3,204,748	3,204,748	—	—
Registered Investment Company	32,003,784	32,003,784	—	—

Total	$312,387,852	$310,431,381	$1,956,471	$—

	Value Fund
	Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks	$454,777,822	$454,777,822	$—	$—
Registered Investment Company	49,854,144	49,854,144	—	—
U.S. Treasury Bill	13,982,178	—	13,982,178	—

Total Investments in Securities	518,614,144	504,631,966	13,982,178	—
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	2,515,465	—	2,515,465	—
Liability
Unrealized depreciation of forward exchange contracts	(2,140,894)	—	(2,140,894)	—

Total	$518,988,715	$504,631,966	$14,356,749	$—

	Worldwide High Dividend Yield Value Fund
	Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities	$322,811,661	$322,811,661	$—	$—

As of June 30, 2016, there were no transfers between Level 1 and Level 2.

Foreign Currency. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses from investments in securities that result from changes in foreign currency exchange rates, have been included in net unrealized appreciation/depreciation of securities. All other unrealized gains and losses that result from changes in foreign currency exchange rates have been included in net unrealized appreciation/depreciation of foreign currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

Forward Exchange Contracts. Global Value Fund and Value Fund are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives and may enter into forward exchange contracts for hedging purposes in order to reduce their exposure to fluctuations in foreign currency exchange on their portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed.

The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Global Value

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)

Fund’s and Value Fund’s investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the hedged currency increase. In addition, the Global Value and Value Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Securities Transactions. Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The 1940 Act defines “affiliated companies” to include securities in which a fund owns 5% or more of the outstanding voting shares of an issuer. The following chart lists the issuers owned by Global Value Fund that may be deemed “affiliated companies”, as well as transactions that occurred in the securities of such issuers during the three months ended June 30, 2016:

Shares Held at 3/31/16	Name of Issuer	Value at 3/31/16	Purchase Cost	Sales Proceeds	Value at 06/30/16	Shares Held at 06/30/16
218,165	Coltene Holding AG	$14,807,837	$ —	$ —	$15,407,259	218,165
68,640	Phoenix Mecano AG	30,730,852	—	—	33,449,846	68,640
248,117	Siegfried Holding AG	45,936,557	—	—	47,779,459	248,117
4,795,392	SOL SpA	42,733,055	—	—	48,399,827	4,795,392
		$134,208,301	$ —	$ —	$145,036,391

None of the other Funds owned 5% or more of the outstanding voting shares of any issuer.

2. Tax Information

As of June 30, 2016, the aggregate cost of securities in each Fund’s portfolio for federal tax purposes was as follows:

Global Value Fund	$7,110,926,183
Global Value Fund II – Currency Unhedged	$283,119,412
Value Fund	$335,038,606
Worldwide High Dividend Yield Value Fund	$284,610,329

The aggregate gross unrealized appreciation/depreciation and net unrealized appreciation as computed on a federal income tax basis at June 30, 2016 for each Fund is as follows:

	Gross Appreciation	Gross Depreciation	Net Appreciation
Global Value Fund	$2,551,946,918	$(848,047,176)	$1,703,899,742
Global Value Fund II – Currency Unhedged	69,855,080	(40,586,640)	29,268,440
Value Fund	213,768,994	(30,193,456)	183,575,538
Worldwide High Dividend Yield Value Fund	66,878,611	(28,677,279)	38,201,332

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Tweedy, Browne Fund Inc.

By (Signature and Title)* /s/ Thomas H. Shrager
Thomas H. Shrager, President
(principal executive officer)

Date 8/23/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Thomas H. Shrager
Thomas H. Shrager, President
(principal executive officer)

Date 8/23/2016

By (Signature and Title)* /s/ Roger R. de Bree
Roger R. de Bree, Treasurer
(principal financial officer)

Date 8/23/2016

*	Print the name and title of each signing officer under his or her signature.